Long-term Borrowings, Excluding Current Portion - Long term loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended						29 Months Ended
	Sep. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2021	Aug. 31, 2018
Debt Instrument [Line Items]
Interest rate (as a percent)					9.50%			9.50%
Current portion of long-term borrowings (Note 13)		¥ 0		¥ 15,789
Repayments of debt		15,789	$ 2,478	14,211	¥ 4,324
Proceeds from long-term borrowings					¥ 30,000
SPD
Debt Instrument [Line Items]
Interest rate (as a percent)	7.25%				6.75%			6.75%	7.20%	7.35%
Repayments of debt		¥ 15,789		¥ 14,211	¥ 4,324	¥ 11,065	¥ 4,611
Proceeds from long-term borrowings	¥ 30,000							¥ 20,000
Term of loan	2 years